STOCK OPTION PLAN AND WARRANTS (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Shares, Outstanding at Beginning of Year	5,693,322	5,038,512
Shares, Granted	1,322,000	1,169,500
Shares, Exercised	(56,345)	(252,190)
Shares, Forfeited or Canceled	(1,005,750)	(262,500)
Shares, Outstanding at End of Period	5,953,227	5,693,322
Shares, Options Exercisable at Period-End	5,577,185	4,449,986
Weighted-Average Fair Value of Options Granted During the Year	$ 0.25	$ 0.37
Weighted - Average Exercise Price, Outstanding at Beginning of Year	$ 1.07	$ 0.91
Weighted - Average Exercise Price, Granted	$ 1.22	$ 1.74
Weighted - Average Exercise Price, Exercised	$ 0.10	$ 0.97
Weighted - Average Exercise Price, Forfeited or Canceled	$ 1.55	$ 1.08
Weighted - Average Exercise Price, Outstanding at End of Period	$ 1.03	$ 1.07
Weighted - Average Exercise Price, Options Exercisable at Period-End	$ 1.10	$ 1.37